UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lansdowne Partners Limited Partnership

Address:    15 Davies Street
            London W1K 3AG
            England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Lansdowne Partners Limited
            as general partner
Name:       Paul M. Ruddock
Title:      Director
Phone:      44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England              August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total: $7,136,300
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11976               Lansdowne Global Financials Fund Ltd.
2.    028-11978               Lansdowne UK Equity Fund Ltd.
3.    028-11979               Lansdowne European Equity Fund Ltd.
4.    028-12718               Lansdowne Global Financials Fund L.P.
5.    028-13403               Lansdowne European Long Only Fund Ltd.
6.    028-13736               Lansdowne UK Strategic Investment Master Fund Ltd.
7.    028-13734               Lansdowne UK Equity Fund L.P.
8.    028-13735               Lansdowne European Strategic Equity Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL   DISCRETION   MNGRS  SOLE       SHRD NONE
--------------                --------------     -----      -------   -------    --- ----   ----------   -----  ----       ---- ----
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101     54,776   1,417,234 SH         DEFINED      7       1,417,234
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101    316,184   8,180,696 SH         DEFINED      2       8,180,696
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101     19,868     514,054 SH         DEFINED      6         514,054
CENTRAL EUROPEAN DIST CORP    COM               153435102        565      26,415 SH         SOLE                    26,415
CENTRAL EUROPEAN DIST CORP    COM               153435102     14,915     697,594 SH         DEFINED      3         697,594
CENTRAL EUROPEAN DIST CORP    COM               153435102        706      33,042 SH         SOLE                    33,042
CENTRAL EUROPEAN DIST CORP    COM               153435102      6,265     293,016 SH         DEFINED      5         293,016
CENTRAL EUROPEAN DIST CORP    COM               153435102      2,096      98,034 SH         SOLE                    98,034
CENTRAL EUROPEAN DIST CORP    COM               153435102      7,007     327,742 SH         DEFINED      8         327,742
CENTRAL EUROPEAN DIST CORP    COM               153435102      3,890     181,967 SH         SOLE                   181,967
CENTRAL EUROPEAN DIST CORP    COM               153435102      2,787     130,358 SH         SOLE                   130,358
CIT GROUP INC                 COM NEW           125581801     19,527     576,688 SH         DEFINED      4         576,688
CIT GROUP INC                 COM NEW           125581801     64,873   1,915,912 SH         DEFINED      1       1,915,912
CITIGROUP INC                 COM               172967101     49,865  13,262,051 SH         DEFINED      4      13,262,051
CITIGROUP INC                 COM               172967101    165,666  44,060,117 SH         DEFINED      1      44,060,117
CME GROUP INC                 COM               12572Q105     30,511     108,369 SH         DEFINED      4         108,369
CME GROUP INC                 COM               12572Q105    101,404     360,162 SH         DEFINED      1         360,162
COCA COLA CO                  COM               191216100    108,493   2,164,669 SH         DEFINED      7       2,164,669
COCA COLA CO                  COM               191216100    625,497  12,479,995 SH         DEFINED      2      12,479,995
COCA COLA CO                  COM               191216100     45,056     898,967 SH         DEFINED      6         898,967
COLGATE PALMOLIVE CO          COM               194162103    101,383   1,287,246 SH         DEFINED      7       1,287,246
COLGATE PALMOLIVE CO          COM               194162103    585,216   7,430,365 SH         DEFINED      2       7,430,365
COLGATE PALMOLIVE CO          COM               194162103     37,345     474,166 SH         DEFINED      6         474,166
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109        278      18,788 SH         SOLE                    18,788
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109      6,783     458,314 SH         DEFINED      3         458,314
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109        301      20,334 SH         SOLE                    20,334
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109      2,669     180,327 SH         DEFINED      5         180,327
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109        867      58,567 SH         SOLE                    58,567
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109      3,121     210,853 SH         DEFINED      8         210,853
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109      2,020     136,500 SH         SOLE                   136,500
FIBRIA CELULOSE S A           SP ADR REP COM    31573A109      1,421      95,994 SH         SOLE                    95,994
GLG PARTNERS INC              COM               37929X107      9,055   2,067,409 SH         DEFINED      7       2,067,409
GLG PARTNERS INC              COM               37929X107     52,319  11,944,980 SH         DEFINED      2      11,944,980
GOLDMAN SACHS GROUP INC       COM               38141G104     64,002     487,560 SH         DEFINED      7         487,560
GOLDMAN SACHS GROUP INC       COM               38141G104    369,260   2,812,980 SH         DEFINED      2       2,812,980
GOLDMAN SACHS GROUP INC       COM               38141G104     28,395     216,307 SH         DEFINED      6         216,307
INTEL CORP                    COM               458140100     72,055   3,704,607 SH         DEFINED      7       3,704,607
INTEL CORP                    COM               458140100    415,855  21,380,714 SH         DEFINED      2      21,380,714
INTEL CORP                    COM               458140100     32,936   1,693,353 SH         DEFINED      6       1,693,353
INTERNATIONAL BUSINESS MACHS  COM               459200101    125,363   1,015,251 SH         DEFINED      7       1,015,251
INTERNATIONAL BUSINESS MACHS  COM               459200101    724,020   5,863,463 SH         DEFINED      2       5,863,463
INTERNATIONAL BUSINESS MACHS  COM               459200101     45,497     368,457 SH         DEFINED      6         368,457
INTERNATIONAL BUSINESS MACHS  COM               459200101     40,761       3,301     CALL   DEFINED      7           3,301
INTERNATIONAL BUSINESS MACHS  COM               459200101    247,911      20,077     CALL   DEFINED      2          20,077
INTERNATIONAL BUSINESS MACHS  COM               459200101     20,028       1,622     CALL   DEFINED      6           1,622
INTEROIL CORP                 COM               460951106        303       6,828 SH         DEFINED      2           6,828
JPMORGAN CHASE & CO           COM               46625H100    117,450   3,208,132 SH         DEFINED      7       3,208,132
JPMORGAN CHASE & CO           COM               46625H100    677,954  18,518,286 SH         DEFINED      2      18,518,286
JPMORGAN CHASE & CO           COM               46625H100     45,521   1,243,409 SH         DEFINED      6       1,243,409
KEYCORP NEW                   COM               493267108     33,416   4,345,412 SH         DEFINED      4       4,345,412
KEYCORP NEW                   COM               493267108    111,018  14,436,634 SH         DEFINED      1      14,436,634
LAZARD LTD                    SHS A             G54050102      5,352     200,358 SH         DEFINED      4         200,358
LAZARD LTD                    SHS A             G54050102     17,779     665,642 SH         DEFINED      1         665,642
MEDIVATION INC                COM               58501N101      3,413     386,126 SH         DEFINED      7         386,126
MEDIVATION INC                COM               58501N101     19,703   2,228,835 SH         DEFINED      2       2,228,835
MEDIVATION INC                COM               58501N101      6,235     705,280 SH         DEFINED      6         705,280
NIKE INC                      CL B              654106103    108,851   1,611,419 SH         DEFINED      7       1,611,419
NIKE INC                      CL B              654106103    628,284   9,301,019 SH         DEFINED      2       9,301,019
NIKE INC                      CL B              654106103     45,498     673,544 SH         DEFINED      6         673,544
OWENS CORNING NEW             COM               690742101        422      14,115 SH         SOLE                    14,115
OWENS CORNING NEW             COM               690742101     11,306     378,000 SH         DEFINED      3         378,000
OWENS CORNING NEW             COM               690742101        522      17,443 SH         SOLE                    17,443
OWENS CORNING NEW             COM               690742101      4,628     154,735 SH         DEFINED      5         154,735
OWENS CORNING NEW             COM               690742101      1,548      51,749 SH         SOLE                    51,749
OWENS CORNING NEW             COM               690742101      5,323     177,981 SH         DEFINED      8         177,981
OWENS CORNING NEW             COM               690742101      2,890      96,615 SH         SOLE                    96,615
OWENS CORNING NEW             COM               690742101      2,032      67,938 SH         SOLE                    67,938
POTASH CORP SASK INC          COM               73755L107        690       7,999 SH         SOLE                     7,999
POTASH CORP SASK INC          COM               73755L107     17,475     202,629 SH         DEFINED      3         202,629
POTASH CORP SASK INC          COM               73755L107        785       9,100 SH         SOLE                     9,100
POTASH CORP SASK INC          COM               73755L107      6,960      80,704 SH         DEFINED      5          80,704
POTASH CORP SASK INC          COM               73755L107      2,328      27,000 SH         SOLE                    27,000
POTASH CORP SASK INC          COM               73755L107      8,121      94,167 SH         DEFINED      8          94,167
POTASH CORP SASK INC          COM               73755L107      5,475      63,491 SH         SOLE                    63,491
POTASH CORP SASK INC          COM               73755L107      3,541      41,064 SH         SOLE                    41,064
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297        436      12,297 SH         SOLE                    12,297
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313        308       7,050 SH         SOLE                     7,050
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297     10,327     291,076 SH         DEFINED      3         291,076
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313      7,416     169,867 SH         DEFINED      3         169,867
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297      4,710     132,752 SH         DEFINED      8         132,752
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313      3,400      77,867 SH         DEFINED      8          77,867
RESPONSE GENETICS INC         COM               76123U105      9,147   3,658,676 SH         DEFINED      6       3,658,676
SUNTRUST BKS INC              COM               867914103     13,873     595,417 SH         DEFINED      4         595,417
SUNTRUST BKS INC              COM               867914103     46,091   1,978,135 SH         DEFINED      1       1,978,135
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209        207       3,982 SH         SOLE                     3,982
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      4,880      93,859 SH         DEFINED      3          93,859
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209        156       3,003 SH         SOLE                     3,003
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      1,384      26,627 SH         DEFINED      5          26,627
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209        463       8,909 SH         SOLE                     8,909
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209      2,223      42,755 SH         DEFINED      8          42,755
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209        842      16,196 SH         SOLE                    16,196
WELLS FARGO & CO NEW          COM               949746101     16,368     639,369 SH         DEFINED      4         639,369
WELLS FARGO & CO NEW          COM               949746101     54,378   2,124,157 SH         DEFINED      1       2,124,157
WELLS FARGO & CO NEW          COM               949746101     61,383   2,397,779 SH         DEFINED      7       2,397,779
WELLS FARGO & CO NEW          COM               949746101    354,322  13,840,693 SH         DEFINED      2      13,840,693
WELLS FARGO & CO NEW          COM               949746101     20,350     794,915 SH         DEFINED      6         794,915

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